Retirement Plans Retirement Plans - Schedule of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	$ 4	$ 4
Interest cost	17	25	28
Expected return on plan assets	(29)	(30)	(31)
Amortization of prior service cost	0	0	1
Amortization of net actuarial loss	17	21	19
Plan settlements and curtailments	5	0	13
Net pension costs related to Mallinckrodt	(7)	(12)	(26)
Net periodic benefit cost included in continuing operations	5	8	8
Discount rate	3.50%	4.40%	4.90%
Expected return on plan assets	7.40%	7.40%	7.40%
Rate of compensation increase	0.00%	2.80%	2.80%
Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	16	16	18
Interest cost	15	17	16
Expected return on plan assets	(11)	(13)	(13)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	4	4	5
Plan settlements and curtailments	0	0	1
Net pension costs related to Mallinckrodt	(4)	(3)	(5)
Net periodic benefit cost included in continuing operations	$ 20	$ 21	$ 22
Discount rate	3.60%	4.40%	4.20%
Expected return on plan assets	4.00%	4.40%	4.60%
Rate of compensation increase	3.50%	3.50%	3.60%